Statutory Reserves (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statutory Reserves [Abstract]
Percentage of income tax rate	10.00%
Percentage of reserve capital	50.00%
Statutory reserve